Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of other assets [abstract]
Accounts receivable and other items	$ 10,435	$ 9,069
Accrued interest	2,385	2,479
Current income tax receivable	3,140	2,468
Defined benefit asset	13	13
Insurance-related assets, excluding investments	1,717	1,761
Prepaid expenses	1,231	1,297
Cheques and items in transit	1,333
Total	$ 20,254	$ 17,087